EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended
	Dec. 21, 2012	Oct. 31, 2011	Oct. 20, 2012	Aug. 27, 2012 Employee Share Options and Warrants [Member]	Aug. 01, 2012 Employee Share Options and Warrants [Member]	Dec. 31, 2012 Employee Share Options and Warrants [Member]	Dec. 31, 2012 Employee Share Options and Warrants [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares issued under compensation plan				60,871	50,000
Option exercise price				$ 5.8	$ 4.72
Number of options modified				30,435
Exercise of options by employees, shares						771,640	436,742
Aggregate cash proceeds from exercise of options and warrants						$ 1,000	$ 432
Shares issued for license agreement			215,000
Increase in shares reserved under plan	1,250,000	1,382,975